Borrowings (Details 3) $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($)
PBC [Member] | SERIE I [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07	[1]
Maturity date	Jun. 29, 2029	[1]
Principal payment	At expiration	[1]
Interest payment	quarterly	[1]
Description of interest rate	3.95% n.a.	[1]
PBC [Member] | SERIE I [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 507	[1]
PBC [Member] | SERIE j [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-05
Maturity date	Dec. 31, 2029
Principal payment	At expiration
Interest payment	annual
Description of interest rate	4.15% n.a.
PBC [Member] | SERIE j [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 515
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2017-09	[1]
Maturity date	Jun. 30, 2034	[1]
Principal payment	Annual payments since 2019	[1]
Interest payment	biannual	[1]
Description of interest rate	2.55% n.a.	[1]
Gav - Yam [Member] | SERIE H [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 424	[1]
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07
Maturity date	Oct. 31, 2023
Principal payment	Annual payments since 2021
Interest payment	biannual
Description of interest rate	3.55% n.a.
Gav - Yam [Member] | SERIE A [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 320
Gav - Yam [Member] | SERIE H [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-09	[1]
Maturity date	Jun. 30, 2024	[1]
Principal payment	Annual payments since 2019	[1]
Interest payment	annual	[1]
Description of interest rate	2.55% n.a.	[1]
Gav - Yam [Member] | SERIE H [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 596	[1]
Gav - Yam [Member] | SERIE A [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Oct. 31, 2023
Principal payment	Annual payments since 2021
Interest payment	biannual
Description of interest rate	3.55% n.a.
Gav - Yam [Member] | SERIE A [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 351
Cellcom [Member] | SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-01
Maturity date	Jan. 05, 2028
Principal payment	Annual payments since 2023
Interest payment	annual
Description of interest rate	2.5% n.a.
Cellcom [Member] | SERIES L [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 401
Cellcom [Member] | SERIE K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-07	[1]
Maturity date	Jul. 05, 2026	[1]
Principal payment	Annual payments since 2021	[1]
Interest payment	annual	[1]
Description of interest rate	3.55% n.a.	[1]
Cellcom [Member] | SERIE K [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 220	[1]
Cellcom [Member] | SERIES K [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12	[1]
Maturity date	Jan. 07, 2026	[1]
Principal payment	Annual payments since 2021	[1]
Interest payment	annual	[1]
Description of interest rate	3.55% n.a.	[1]
Cellcom [Member] | SERIES K [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 187	[1]
Cellcom [Member] | SERIE L [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2018-12
Maturity date	Jan. 15, 2028
Principal payment	Annual payments since 2023
Interest payment	annual
Description of interest rate	2.50% n.a.
Cellcom [Member] | SERIE L [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 213
IRSA [Member] | Clase I tramo2 [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-08	[1]
Maturity date	Nov. 15, 2028	[1]
Principal payment	At expiration	[1]
Interest payment	quarterly	[1]
Description of interest rate	10.00% n.a.	[1]
IRSA [Member] | Clase I tramo2 [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 85	[1]
IRSA [Member] | Clase II [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-08
Maturity date	Aug. 06, 2020
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	10.50% n.a.
IRSA [Member] | Clase II [Member] | CLP [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 31,503
IRSA [Member] | Clase II [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05	[1]
Maturity date	Feb. 19, 2021	[1]
Principal payment	At expiration	[1]
Interest payment	quarterly	[1]
Description of interest rate	Badlar.+ 0.6%n.a.	[1]
IRSA [Member] | Clase II [Member] | ARS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 354	[1]
IRSA [Member] | Case IV [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05
Maturity date	May 19, 2021
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	7% n.a.
IRSA [Member] | Case IV [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 51
IRSA [Member] | Clase V [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2020-05
Maturity date	May 19, 2022
Principal payment	At expiration
Interest payment	quarterly
Description of interest rate	9% n.a.
IRSA [Member] | Clase V [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 9
IDBD [Member] | Serie 15 [Member]
Disclosure of detailed information about borrowings [line items]
Issuance / expansion date	2019-11
Maturity date	Jun. 30, 2022
Principal payment	Two payments
Interest payment	quarterly
Description of interest rate	4.70% n.a
IDBD [Member] | Serie 15 [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Amount in original currency	$ 237

[1]	Corresponds a to an expansion of the series.